Group Companies - Subsidiary Undertakings Included in Consolidation Countries A through D (Detail)	12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 ARS / shares	Dec. 31, 2017 BDT / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 XOF / shares	Dec. 31, 2017 AUD / shares	Dec. 31, 2017 BGN / shares	Dec. 31, 2017 BRL / shares	Dec. 31, 2017 ¥ / shares	Dec. 31, 2017 COP / shares	Dec. 31, 2017 CZK / shares	Dec. 31, 2017 KHR / shares	Dec. 31, 2017 KYD / shares	Dec. 31, 2017 BOB / shares	Dec. 31, 2017 CRC / shares	Dec. 31, 2017 DKK / shares	Dec. 31, 2017 DOP / shares	Dec. 31, 2017 DZD / shares	Dec. 31, 2017 HRK / shares	Dec. 31, 2017 CAD / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 £ / shares
Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | € / shares	€ 0.16																					€ 0.16		€ 0.16
Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | £ / shares		£ 0.0311																					£ 0.0311		£ 0.0311
Membership Interest [Member] | Chile [Member] | Unilever N.V. [member] | Unilever Chile Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Chile
Name of Undertaking	UNILEVER CHILE LIMITADA
% holding as between NV/PLC	64.55%
Registered address	Av. Carrascal N°3351, Quinta Normal, Santiago
Membership Interest [Member] | Chile [Member] | Unilever N.V. [member] | Unilever Chile SCC Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Chile
Name of Undertaking	Unilever Chile SSC Limitada
% holding as between NV/PLC	64.55%
Registered address	Av. Carrascal N°3351, Quinta Normal, Santiago
Membership Interest [Member] | Chile [Member] | Unilever PLC [member] | Unilever Chile Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Chile
Name of Undertaking	UNILEVER CHILE LIMITADA
% holding as between NV/PLC	35.45%
Registered address	Av. Carrascal N°3351, Quinta Normal, Santiago
Membership Interest [Member] | Chile [Member] | Unilever PLC [member] | Unilever Chile SCC Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Chile
Name of Undertaking	Unilever Chile SSC Limitada
% holding as between NV/PLC	35.45%
Registered address	Av. Carrascal N°3351, Quinta Normal, Santiago
Ordinary Shares [member] | Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | € / shares	€ 0.16																					€ 0.16
Ordinary Shares [member] | Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | £ / shares		£ 0.031																					£ 0.031
Ordinary Shares [member] | Algeria [Member] | Unilever Algerie SPA [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	72.50%
Ordinary Shares [member] | Algeria [Member] | Unilever N.V. [member] | Unilever Algerie SPA [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Algeria
Name of Undertaking	Unilever Algerie SPA
% holding as between NV/PLC	72.50%
Nominal Value | DZD / shares																			DZD 1,000.00
Registered address	Zone Industrielle Hassi Ameur Oran 31000
Ordinary Shares [member] | Algeria [Member] | Unilever PLC [member] | Unilever Algerie SPA [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Algeria
Name of Undertaking	Unilever Algerie SPA
% holding as between NV/PLC	0.00%
Nominal Value | DZD / shares																			DZD 1,000.00
Registered address	Zone Industrielle Hassi Ameur Oran 31000
Ordinary Shares [member] | Argentina [Member] | S.A.G.R.A. S.A [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	98.00%
Ordinary Shares [member] | Argentina [Member] | Unilever N.V. [member] | Arisco S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Argentina
Name of Undertaking	Arisco S.A
% holding as between NV/PLC	64.55%
Nominal Value | ARS / shares			ARS 1.00
Registered address	Tucuman 1, Piso 4°, Cdad. de Buenos Aires
Ordinary Shares [member] | Argentina [Member] | Unilever N.V. [member] | Unilever de Argentina S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Argentina
Name of Undertaking	UNILEVER DE ARGENTINA S.A.
% holding as between NV/PLC	64.55%
Nominal Value | ARS / shares			1.00
Registered address	Tucuman 1, Piso 4°, Cdad. de Buenos Aires
Ordinary Shares [member] | Argentina [Member] | Unilever N.V. [member] | S.A.G.R.A. S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Argentina
Name of Undertaking	S.A.G.R.A. S.A.
% holding as between NV/PLC	63.26%
Nominal Value | ARS / shares			1.00
Registered address	Tucuman 1, Piso 4°, Cdad. de Buenos Aires
Ordinary Shares [member] | Argentina [Member] | Unilever N.V. [member] | Helket S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Argentina
Name of Undertaking	Helket S.A.
% holding as between NV/PLC	64.55%
Nominal Value | ARS / shares			1.00
Registered address	Mendoza km 7/8 – Pocitos, San Juan
Ordinary Shares [member] | Argentina [Member] | Unilever PLC [member] | Arisco S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Argentina
Name of Undertaking	Arisco S.A
% holding as between NV/PLC	35.45%
Nominal Value | ARS / shares			1.00
Registered address	Tucuman 1, Piso 4°, Cdad. de Buenos Aires
Ordinary Shares [member] | Argentina [Member] | Unilever PLC [member] | Unilever de Argentina S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Argentina
Name of Undertaking	UNILEVER DE ARGENTINA S.A.
% holding as between NV/PLC	35.45%
Nominal Value | ARS / shares			1.00
Registered address	Tucuman 1, Piso 4°, Cdad. de Buenos Aires
Ordinary Shares [member] | Argentina [Member] | Unilever PLC [member] | S.A.G.R.A. S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Argentina
Name of Undertaking	S.A.G.R.A. S.A.
% holding as between NV/PLC	34.74%
Nominal Value | ARS / shares			1.00
Registered address	Tucuman 1, Piso 4°, Cdad. de Buenos Aires
Ordinary Shares [member] | Argentina [Member] | Unilever PLC [member] | Helket S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Argentina
Name of Undertaking	Helket S.A.
% holding as between NV/PLC	35.45%
Nominal Value | ARS / shares			ARS 1.00
Registered address	Mendoza km 7/8 – Pocitos, San Juan
Ordinary Shares [member] | Australia [Member] | Unilever N.V. [member] | Ben & Jerry's Franchising Australia Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Ben & Jerry’s Franchising Australia Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares							AUD 1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever N.V. [member] | Tea Too Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Tea Too Pty Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever N.V. [member] | Unilever Australia (Holdings) Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Unilever Australia (Holdings) Pty Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever N.V. [member] | Unilever Australia Group Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Unilever Australia Group Pty Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares							2.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever N.V. [member] | Unilever Australia Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Unilever Australia Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever N.V. [member] | Unilever Australia Supply Services Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Unilever Australia Supply Services Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever N.V. [member] | Unilever Australia Trading Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Unilever Australia Trading Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever N.V. [member] | Dermalogica Holdings Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Dermalogica Holdings Pty Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares							1.00
Registered address	111 Chandos Street, Crows Nest, NSW 2065
Ordinary Shares [member] | Australia [Member] | Unilever N.V. [member] | Dermalogica Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Dermalogica Pty Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares							2.00
Registered address	111 Chandos Street, Crows Nest, NSW 2065
Ordinary Shares [member] | Australia [Member] | Unilever N.V. [member] | Dollar Shave Club Australia Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Dollar Shave Club Australia Pty Limited
% holding as between NV/PLC	55.40%
Nominal Value | AUD / shares							1.00
Registered address	DLA Piper Australia, Level 38, 201 Elizabeth Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever PLC [member] | Ben & Jerry's Franchising Australia Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Ben & Jerry’s Franchising Australia Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever PLC [member] | Tea Too Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Tea Too Pty Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever PLC [member] | Unilever Australia (Holdings) Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Unilever Australia (Holdings) Pty Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever PLC [member] | Unilever Australia Group Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Unilever Australia Group Pty Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares							2.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever PLC [member] | Unilever Australia Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Unilever Australia Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever PLC [member] | Unilever Australia Supply Services Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Unilever Australia Supply Services Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever PLC [member] | Unilever Australia Trading Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Unilever Australia Trading Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary Shares [member] | Australia [Member] | Unilever PLC [member] | Dermalogica Holdings Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Dermalogica Holdings Pty Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares							1.00
Registered address	111 Chandos Street, Crows Nest, NSW 2065
Ordinary Shares [member] | Australia [Member] | Unilever PLC [member] | Dermalogica Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Dermalogica Pty Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares							2.00
Registered address	111 Chandos Street, Crows Nest, NSW 2065
Ordinary Shares [member] | Australia [Member] | Unilever PLC [member] | Dollar Shave Club Australia Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Dollar Shave Club Australia Pty Limited
% holding as between NV/PLC	44.60%
Nominal Value | AUD / shares							1.00
Registered address	DLA Piper Australia, Level 38, 201 Elizabeth Street, Sydney, NSW 2000
Ordinary Shares [member] | Austria [Member] | Unilever N.V. [member] | Delico Handels GmbH [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Austria
Name of Undertaking	Delico Handels GmbH
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 36,337.00
Registered address	Stella-Klein-Low Weg 13, 1023 Wien
Ordinary Shares [member] | Austria [Member] | Unilever N.V. [member] | Kuner Nahrungsmittel GmbH [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Austria
Name of Undertaking	Kuner Nahrungsmittel GmbH
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 36,336.00
Registered address	Stella-Klein-Low Weg 13, 1023 Wien
Ordinary Shares [member] | Austria [Member] | Unilever N.V. [member] | TIGI Handels GmbH [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Austria
Name of Undertaking	TIGI Handels GmbH
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 36,336.00
Registered address	Stella-Klein-Low Weg 13, 1023 Wien
Ordinary Shares [member] | Austria [Member] | Unilever N.V. [member] | ULPC Handels GmbH [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Austria
Name of Undertaking	ULPC Handels GmbH
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 218,019.00
Registered address	Stella-Klein-Low Weg 13, 1023 Wien
Ordinary Shares [member] | Austria [Member] | Unilever N.V. [member] | Unilever Austria GmbH [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Austria
Name of Undertaking	Unilever Austria GmbH
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 10,000,000.00
Registered address	Stella-Klein-Low Weg 13, 1023 Wien
Ordinary Shares [member] | Austria [Member] | Unilever N.V. [member] | Unilever BCS Austria GmbH [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Austria
Name of Undertaking	Unilever BCS Austria GmbH
% holding as between NV/PLC	55.40%
Nominal Value | € / shares	€ 35,000.00
Registered address	Stella-Klein-Low Weg 13, 1023 Wien
Ordinary Shares [member] | Austria [Member] | Unilever PLC [member] | Delico Handels GmbH [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Austria
Name of Undertaking	Delico Handels GmbH
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 36,337.00
Registered address	Stella-Klein-Low Weg 13, 1023 Wien
Ordinary Shares [member] | Austria [Member] | Unilever PLC [member] | Kuner Nahrungsmittel GmbH [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Austria
Name of Undertaking	Kuner Nahrungsmittel GmbH
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 36,336.00
Registered address	Stella-Klein-Low Weg 13, 1023 Wien
Ordinary Shares [member] | Austria [Member] | Unilever PLC [member] | TIGI Handels GmbH [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Austria
Name of Undertaking	TIGI Handels GmbH
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 36,336.00
Registered address	Stella-Klein-Low Weg 13, 1023 Wien
Ordinary Shares [member] | Austria [Member] | Unilever PLC [member] | ULPC Handels GmbH [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Austria
Name of Undertaking	ULPC Handels GmbH
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 218,019.00
Registered address	Stella-Klein-Low Weg 13, 1023 Wien
Ordinary Shares [member] | Austria [Member] | Unilever PLC [member] | Unilever Austria GmbH [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Austria
Name of Undertaking	Unilever Austria GmbH
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 10,000,000.00
Registered address	Stella-Klein-Low Weg 13, 1023 Wien
Ordinary Shares [member] | Austria [Member] | Unilever PLC [member] | Unilever BCS Austria GmbH [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Austria
Name of Undertaking	Unilever BCS Austria GmbH
% holding as between NV/PLC	44.60%
Nominal Value | € / shares	€ 35,000.00
Registered address	Stella-Klein-Low Weg 13, 1023 Wien
Ordinary Shares [member] | Bangladesh [Member] | Unilever Bangladesh Limited [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	60.75%
Ordinary Shares [member] | Bangladesh [Member] | Unilever N.V. [member] | Unilever Bangladesh Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Bangladesh
Name of Undertaking	Unilever Bangladesh Limited
% holding as between NV/PLC	0.00%
Nominal Value | BDT / shares				BDT 100.00
Registered address	51 Kalurghat Heavy Industrial Area, Kalurghat, Chittagong
Ordinary Shares [member] | Bangladesh [Member] | Unilever PLC [member] | Unilever Bangladesh Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Bangladesh
Name of Undertaking	Unilever Bangladesh Limited
% holding as between NV/PLC	60.75%
Nominal Value | BDT / shares				BDT 100.00
Registered address	51 Kalurghat Heavy Industrial Area, Kalurghat, Chittagong
Ordinary Shares [member] | Belgium [member] | Unilever N.V. [member] | Intuiskin SPRL [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Belgium
Name of Undertaking	Intuiskin SPRL
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 185.50
Registered address	Rond-Point Schuman, 6 Box 5, 1040 Ettebeek
Ordinary Shares [member] | Belgium [member] | Unilever N.V. [member] | Unilever BCS Belgium NV/SA [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Belgium
Name of Undertaking	Unilever BCS Belgium NV /SA
% holding as between NV/PLC	55.40%
Nominal Value | € / shares	€ 0.00
Registered address	Humaniteitslaan 292, 1190 Brussels
Ordinary Shares [member] | Belgium [member] | Unilever N.V. [member] | Unilever Belgium NV/SA [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Belgium
Name of Undertaking	UNILEVER BELGIUM NV/SA
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 0.00
Registered address	Humaniteitslaan 292, 1190 Brussels
Ordinary Shares [member] | Belgium [member] | Unilever N.V. [member] | Unilever Belgium Services SA/NV [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Belgium
Name of Undertaking	Unilever Belgium Services SA/NV
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 0.00
Registered address	Humaniteitslaan 292, 1190 Brussels
Ordinary Shares [member] | Belgium [member] | Unilever N.V. [member] | Unilever Lipton Tea NV/SA [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Belgium
Name of Undertaking	Unilever Lipton Tea NV/SA
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 0.00
Registered address	Humaniteitslaan 292, 1190 Brussels
Ordinary Shares [member] | Belgium [member] | Unilever PLC [member] | Intuiskin SPRL [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Belgium
Name of Undertaking	Intuiskin SPRL
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 185.50
Registered address	Rond-Point Schuman, 6 Box 5, 1040 Ettebeek
Ordinary Shares [member] | Belgium [member] | Unilever PLC [member] | Unilever BCS Belgium NV/SA [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Belgium
Name of Undertaking	Unilever BCS Belgium NV /SA
% holding as between NV/PLC	44.60%
Nominal Value | € / shares	€ 0.00
Registered address	Humaniteitslaan 292, 1190 Brussels
Ordinary Shares [member] | Belgium [member] | Unilever PLC [member] | Unilever Belgium NV/SA [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Belgium
Name of Undertaking	UNILEVER BELGIUM NV/SA
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 0.00
Registered address	Humaniteitslaan 292, 1190 Brussels
Ordinary Shares [member] | Belgium [member] | Unilever PLC [member] | Unilever Belgium Services SA/NV [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Belgium
Name of Undertaking	Unilever Belgium Services SA/NV
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 0.00
Registered address	Humaniteitslaan 292, 1190 Brussels
Ordinary Shares [member] | Belgium [member] | Unilever PLC [member] | Unilever Lipton Tea NV/SA [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Belgium
Name of Undertaking	Unilever Lipton Tea NV/SA
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 0.00
Registered address	Humaniteitslaan 292, 1190 Brussels
Ordinary Shares [member] | Bolivia [Member] | Unilever N.V. [member] | Unilever Andina Bolivia S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Bolivia
Name of Undertaking	Unilever Andina Bolivia S.A.
% holding as between NV/PLC	100.00%
Nominal Value | BOB / shares															BOB 10.00
Registered address	Av. Blanco Galindo Km. 10.4 Cochabamba
Ordinary Shares [member] | Bolivia [Member] | Unilever PLC [member] | Unilever Andina Bolivia S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Bolivia
Name of Undertaking	Unilever Andina Bolivia S.A.
% holding as between NV/PLC	0.00%
Nominal Value | BOB / shares															BOB 10.00
Registered address	Av. Blanco Galindo Km. 10.4 Cochabamba
Ordinary Shares [member] | Brazil [Member] | Unilever N.V. [member] | Cicanorte Industria de Conservas Alimenticas S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Cicanorte Industria de Conservas Alimenticas S.A.
% holding as between NV/PLC	64.55%
Nominal Value									BRL 2.80
Registered address	Rod. BR 101-Norte, s/n, km. 43,6 – Room 4, Igarassu /PE
Ordinary Shares [member] | Brazil [Member] | Unilever N.V. [member] | SOLO ATS Participacoes do Brasil S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	SOLO ATS Participacoes do Brasil S.A
% holding as between NV/PLC	64.55%
Nominal Value									0.00
Registered address	Rua Sabia, 45, Jardim Marieta, Osasco/SP
Ordinary Shares [member] | Brazil [Member] | Unilever PLC [member] | Cicanorte Industria de Conservas Alimenticas S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Cicanorte Industria de Conservas Alimenticas S.A.
% holding as between NV/PLC	35.45%
Nominal Value									2.80
Registered address	Rod. BR 101-Norte, s/n, km. 43,6 – Room 4, Igarassu /PE
Ordinary Shares [member] | Brazil [Member] | Unilever PLC [member] | SOLO ATS Participacoes do Brasil S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	SOLO ATS Participacoes do Brasil S.A
% holding as between NV/PLC	35.45%
Nominal Value									0.00
Registered address	Rua Sabia, 45, Jardim Marieta, Osasco/SP
Ordinary Shares [member] | Bulgaria [Member] | Unilever N.V. [member] | Unilever BCS Bulgaria EOOD [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Bulgaria
Name of Undertaking	Unilever BCS Bulgaria EOOD
% holding as between NV/PLC	55.40%
Nominal Value | BGN / shares								BGN 1,000.00
Registered address	City of Sofia, Borough Mladost, 1,Business Park, Building 3, Floor 1
Ordinary Shares [member] | Bulgaria [Member] | Unilever N.V. [member] | Unilever Bulgaria EOOD [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Bulgaria
Name of Undertaking	Unilever Bulgaria EOOD
% holding as between NV/PLC	100.00%
Nominal Value | BGN / shares								1,000.00
Registered address	City of Sofia, Borough Mladost, 1,Business Park, Building 3, Floor 1
Ordinary Shares [member] | Bulgaria [Member] | Unilever PLC [member] | Unilever BCS Bulgaria EOOD [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Bulgaria
Name of Undertaking	Unilever BCS Bulgaria EOOD
% holding as between NV/PLC	44.60%
Nominal Value | BGN / shares								1,000.00
Registered address	City of Sofia, Borough Mladost, 1,Business Park, Building 3, Floor 1
Ordinary Shares [member] | Bulgaria [Member] | Unilever PLC [member] | Unilever Bulgaria EOOD [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Bulgaria
Name of Undertaking	Unilever Bulgaria EOOD
% holding as between NV/PLC	0.00%
Nominal Value | BGN / shares								BGN 1,000.00
Registered address	City of Sofia, Borough Mladost, 1,Business Park, Building 3, Floor 1
Ordinary Shares [member] | Cambodia [Member] | Unilever N.V. [member] | Unilever (Cambodia) Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Cambodia
Name of Undertaking	Unilever (Cambodia) Limited
% holding as between NV/PLC	100.00%
Nominal Value | KHR / shares													KHR 20,000.00
Registered address	No. 443A Street 105, Sangkat Boeung Pralit, Khan 7 Makara Phnom Penh Capital
Ordinary Shares [member] | Cambodia [Member] | Unilever PLC [member] | Unilever (Cambodia) Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Cambodia
Name of Undertaking	Unilever (Cambodia) Limited
% holding as between NV/PLC	0.00%
Nominal Value | KHR / shares													KHR 20,000.00
Registered address	No. 443A Street 105, Sangkat Boeung Pralit, Khan 7 Makara Phnom Penh Capital
Ordinary Shares [member] | Cayman Islands [Member] | Unilever N.V. [member] | Personal Care Marketing & Technology Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Cayman Islands
Name of Undertaking	Personal Care Marketing & Technology Inc
% holding as between NV/PLC	55.40%
Nominal Value | KYD / shares														KYD 1
Registered address	Walker Nominees Limited , 190 Elgin Ave, Georgetown, GC KY1-9001
Ordinary Shares [member] | Cayman Islands [Member] | Unilever PLC [member] | Personal Care Marketing & Technology Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Cayman Islands
Name of Undertaking	Personal Care Marketing & Technology Inc
% holding as between NV/PLC	44.60%
Nominal Value | KYD / shares														KYD 1
Registered address	Walker Nominees Limited , 190 Elgin Ave, Georgetown, GC KY1-9001
Ordinary Shares [member] | China [Member] | Ningbo Qinyuan Marketing Services Co Limited [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.71%
Ordinary Shares [member] | China [Member] | Ningbo Qinyuan Water Equipment Co Limited [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.71%
Ordinary Shares [member] | China [Member] | Qinyuan Group Co Limited [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.71%
Ordinary Shares [member] | China [Member] | Shanghai Qinyuan Environment Protection Technology Co.Limited [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.71%
Ordinary Shares [member] | China [Member] | Zhejiang Qinyuan Water Treatment Technology Co. Limited [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	67.71%
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Blueair Shanghai Sales Co Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Blueair Shanghai Sales Co. Limited
% holding as between NV/PLC	100.00%
Nominal Value | ¥ / shares										¥ 1,000,000.00
Registered address	10th floor No.398, North Cao Xi Road, Xuhui District, Shanghai
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Ningbo Qinyuan Marketing Services Co Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Ningbo Qinyuan Marketing Services Co. Limited
% holding as between NV/PLC	67.71%
Nominal Value | ¥ / shares										1.00
Registered address	298, Seaside Avenue, Hangzhou Bay New Zone
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Ningbo Qinyuan Water Equipment Co Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Ningbo Qinyuan Water Equipment Co. Limited
% holding as between NV/PLC	67.71%
Nominal Value | ¥ / shares										1.00
Registered address	358, Ci Yi Road, Hangzhou Bay New Zone
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Qinyuan Group Co Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Qinyuan Group Co. Limited
% holding as between NV/PLC	67.71%
Nominal Value | ¥ / shares										1.00
Registered address	Seaside Avenue, Cixi Econimce and Technical Development Zone (Hangzhou Bay New Zone)
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Shanghai Qinyuan Environment Protection Technology Co.Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Shanghai Qinyuan Environment Protection Technology Co. Limited
% holding as between NV/PLC	67.71%
Nominal Value | ¥ / shares										1.00
Registered address	Room 23, Hall 5, No. 38, Lane 168, Xing Fu Li Road, Fenjing Town, Jinsham District, Shanghai 201100
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Unilever (China) Investing Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Unilever (China) Investing Company Limited
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares					$ 1.00
Registered address	No.33 North Fuquan Road, Shanghai, 200335
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Unilever (China) Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Unilever (China) Limited
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares					1.00
Registered address	88 Jinxiu Avenue, Hefei Economic and Technology Development Zone, Hefei, 230601
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Unilever (Tianjin) Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Unilever (Tianjin) Company Limited
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares					1.00
Registered address	No. 225 Jingyi Road, Tianjin Airport Economic Area, Tianjin
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Unilever Foods (China) Co. Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Unilever Foods (China) Co. Limited
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares					1.00
Registered address	1068 Ting Wei Road, Jinshanzui Industrial Region, Jinshan District, Shanghai
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Unilever Services (Hefei) Co. Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	UNILEVER SERVICES (HEFEI) CO. LIMITED
% holding as between NV/PLC	100.00%
Nominal Value | ¥ / shares										1.00
Registered address	88 Jinxiu Avenue, Hefei Economic and Technology Development Zone, Hefei, 230601
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Unilever (Sichuan) Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Unilever (Sichuan) Company Limited
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares					1.00
Registered address	No. 1 Unilever Avenue, Pengshan Country, Sichuan Province 610016
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Walls (China) Co. Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Walls (China) Co. Limited
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares					1.00
Registered address	No.16 Wanyuan Road, Beijing E&T Development, Beijing 100076
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Zhejiang Qinyuan Water Treatment Technology Co. Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Zhejiang Qinyuan Water Treatment Technology Co. Limited
% holding as between NV/PLC	67.71%
Nominal Value | ¥ / shares										1.00
Registered address	358, Ci Yi Road, Hangzhou Bay New Zone
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Blueair Technology (Shenzen) Co. Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Blueair Technology (Shenzen) Co. Limited
% holding as between NV/PLC	100.00%
Nominal Value | ¥ / shares										1.00
Registered address	Unit 1A, Building B5, Zhaoshangju Guangming Science and Technology Park, Guanguang Road,Guangming New District, Shenzhen City
Ordinary Shares [member] | China [Member] | Unilever N.V. [member] | Unilever Trading (Shanghai) Co. Ltd [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Unilever Trading (Shanghai) Co. Ltd
% holding as between NV/PLC	100.00%
Nominal Value | ¥ / shares										2,000,000.00
Registered address	Room 306, Xinmao Building, No.2 South Tainana Road, Shanghai Free Trade Zone
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Blueair Shanghai Sales Co Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Blueair Shanghai Sales Co. Limited
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares										1,000,000.00
Registered address	10th floor No.398, North Cao Xi Road, Xuhui District, Shanghai
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Ningbo Qinyuan Marketing Services Co Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Ningbo Qinyuan Marketing Services Co. Limited
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares										1.00
Registered address	298, Seaside Avenue, Hangzhou Bay New Zone
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Ningbo Qinyuan Water Equipment Co Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Ningbo Qinyuan Water Equipment Co. Limited
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares										1.00
Registered address	358, Ci Yi Road, Hangzhou Bay New Zone
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Qinyuan Group Co Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Qinyuan Group Co. Limited
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares										1.00
Registered address	Seaside Avenue, Cixi Econimce and Technical Development Zone (Hangzhou Bay New Zone)
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Shanghai Qinyuan Environment Protection Technology Co.Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Shanghai Qinyuan Environment Protection Technology Co. Limited
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares										1.00
Registered address	Room 23, Hall 5, No. 38, Lane 168, Xing Fu Li Road, Fenjing Town, Jinsham District, Shanghai 201100
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Unilever (China) Investing Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Unilever (China) Investing Company Limited
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares					1.00
Registered address	No.33 North Fuquan Road, Shanghai, 200335
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Unilever (China) Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Unilever (China) Limited
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares					1.00
Registered address	88 Jinxiu Avenue, Hefei Economic and Technology Development Zone, Hefei, 230601
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Unilever (Tianjin) Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Unilever (Tianjin) Company Limited
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares					1.00
Registered address	No. 225 Jingyi Road, Tianjin Airport Economic Area, Tianjin
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Unilever Foods (China) Co. Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Unilever Foods (China) Co. Limited
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares					1.00
Registered address	1068 Ting Wei Road, Jinshanzui Industrial Region, Jinshan District, Shanghai
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Unilever Services (Hefei) Co. Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	UNILEVER SERVICES (HEFEI) CO. LIMITED
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares										1.00
Registered address	88 Jinxiu Avenue, Hefei Economic and Technology Development Zone, Hefei, 230601
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Unilever (Sichuan) Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Unilever (Sichuan) Company Limited
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares					1.00
Registered address	No. 1 Unilever Avenue, Pengshan Country, Sichuan Province 610016
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Walls (China) Co. Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Walls (China) Co. Limited
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares					1.00
Registered address	No.16 Wanyuan Road, Beijing E&T Development, Beijing 100076
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Zhejiang Qinyuan Water Treatment Technology Co. Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Zhejiang Qinyuan Water Treatment Technology Co. Limited
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares										1.00
Registered address	358, Ci Yi Road, Hangzhou Bay New Zone
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Blueair Technology (Shenzen) Co. Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Blueair Technology (Shenzen) Co. Limited
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares										1.00
Registered address	Unit 1A, Building B5, Zhaoshangju Guangming Science and Technology Park, Guanguang Road,Guangming New District, Shenzhen City
Ordinary Shares [member] | China [Member] | Unilever PLC [member] | Unilever Trading (Shanghai) Co. Ltd [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Name of Undertaking	Unilever Trading (Shanghai) Co. Ltd
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares										¥ 2,000,000.00
Registered address	Room 306, Xinmao Building, No.2 South Tainana Road, Shanghai Free Trade Zone
Ordinary Shares [member] | Colombia [Member] | Unilever N.V. [member] | Unilever Colombia SCC S.A.S. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Colombia
Name of Undertaking	Unilever Colombia SCC S.A.S
% holding as between NV/PLC	100.00%
Nominal Value | COP / shares											COP 100.00
Registered address	Av. El Dorado, No. 69 B-45, Bogota Corporate Center Piso 7 Bogota
Ordinary Shares [member] | Colombia [Member] | Unilever N.V. [member] | Unilever Andina Colombia Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Colombia
Name of Undertaking	Unilever Andina Colombia Limitada
% holding as between NV/PLC	100.00%
Nominal Value | COP / shares											100.00
Registered address	Av. El Dorado, No. 69 B-45, Bogota Corporate Center Piso 7 Bogota
Ordinary Shares [member] | Colombia [Member] | Unilever PLC [member] | Unilever Colombia SCC S.A.S. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Colombia
Name of Undertaking	Unilever Colombia SCC S.A.S
% holding as between NV/PLC	0.00%
Nominal Value | COP / shares											100.00
Registered address	Av. El Dorado, No. 69 B-45, Bogota Corporate Center Piso 7 Bogota
Ordinary Shares [member] | Colombia [Member] | Unilever PLC [member] | Unilever Andina Colombia Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Colombia
Name of Undertaking	Unilever Andina Colombia Limitada
% holding as between NV/PLC	0.00%
Nominal Value | COP / shares											COP 100.00
Registered address	Av. El Dorado, No. 69 B-45, Bogota Corporate Center Piso 7 Bogota
Ordinary Shares [member] | Costa Rica [Member] | Unilever N.V. [member] | Unilever de Centroamerica S.A. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Costa Rica
Name of Undertaking	Unilever de Centroamerica S.A.
% holding as between NV/PLC	100.00%
Nominal Value | CRC / shares																CRC 1.00
Registered address	La asuncion de Belen, Planta Industrial Lizano, Autopista Bernardo Soto
Ordinary Shares [member] | Costa Rica [Member] | Unilever N.V. [member] | Unilever Costa Rica SCC S.A. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Costa Rica
Name of Undertaking	UL Costa Rica SCC S.A.
% holding as between NV/PLC	100.00%
Nominal Value | CRC / shares																1,000.00
Registered address	Provincia de Heredia, Canton Belen, Distrito de la Asuncion, de la interseccion cariari- Belen, 400 Mts. Oeste, 800 Mts., al Norte
Ordinary Shares [member] | Costa Rica [Member] | Unilever PLC [member] | Unilever de Centroamerica S.A. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Costa Rica
Name of Undertaking	Unilever de Centroamerica S.A.
% holding as between NV/PLC	0.00%
Nominal Value | CRC / shares																1.00
Registered address	La asuncion de Belen, Planta Industrial Lizano, Autopista Bernardo Soto
Ordinary Shares [member] | Costa Rica [Member] | Unilever PLC [member] | Unilever Costa Rica SCC S.A. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Costa Rica
Name of Undertaking	UL Costa Rica SCC S.A.
% holding as between NV/PLC	0.00%
Nominal Value | CRC / shares																CRC 1,000.00
Registered address	Provincia de Heredia, Canton Belen, Distrito de la Asuncion, de la interseccion cariari- Belen, 400 Mts. Oeste, 800 Mts., al Norte
Ordinary Shares [member] | Cote D'Ivoire [Member] | Unilever - Cote D'Ivoire [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	89.98%
Ordinary Shares [member] | Cote D'Ivoire [Member] | Unilever N.V. [member] | Unilever - Cote D'Ivoire [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Cote D'Ivoire
Name of Undertaking	Unilever-Cote D'Ivoire
% holding as between NV/PLC	0.00%
Nominal Value | XOF / shares						XOF 5,000.00
Registered address	01 BP 1751 Abidjan 01, Boulevard de Vridi
Ordinary Shares [member] | Cote D'Ivoire [Member] | Unilever N.V. [member] | Unilever Afrique de l'Ouest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Cote D'Ivoire
Name of Undertaking	Unilever Afrique de l'Ouest
% holding as between NV/PLC	0.00%
Nominal Value | XOF / shares						10,000.00
Registered address	Abidjan-Marcory, Boulevard Valery Giscard d'Estaing, Immeuble Plein Ciel, Business Center, 26 BP 1377, Abidjan 26
Ordinary Shares [member] | Cote D'Ivoire [Member] | Unilever PLC [member] | Unilever - Cote D'Ivoire [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Cote D'Ivoire
Name of Undertaking	Unilever-Cote D'Ivoire
% holding as between NV/PLC	89.98%
Nominal Value | XOF / shares						5,000.00
Registered address	01 BP 1751 Abidjan 01, Boulevard de Vridi
Ordinary Shares [member] | Cote D'Ivoire [Member] | Unilever PLC [member] | Unilever Afrique de l'Ouest [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Cote D'Ivoire
Name of Undertaking	Unilever Afrique de l'Ouest
% holding as between NV/PLC	100.00%
Nominal Value | XOF / shares						XOF 10,000.00
Registered address	Abidjan-Marcory, Boulevard Valery Giscard d'Estaing, Immeuble Plein Ciel, Business Center, 26 BP 1377, Abidjan 26
Ordinary Shares [member] | Croatia [Member] | Unilever N.V. [member] | Unilever Hrvatska d.o.o. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Croatia
Name of Undertaking	Unilever Hrvatska d.o.o.
% holding as between NV/PLC	100.00%
Nominal Value | HRK / shares																				HRK 1.00
Registered address	Strojarska cesta 20, 10000 Zagreb
Ordinary Shares [member] | Croatia [Member] | Unilever PLC [member] | Unilever Hrvatska d.o.o. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Croatia
Name of Undertaking	Unilever Hrvatska d.o.o.
% holding as between NV/PLC	0.00%
Nominal Value | HRK / shares																				HRK 1.00
Registered address	Strojarska cesta 20, 10000 Zagreb
Ordinary Shares [member] | Cuba [Member] | Unilever Suchel, S.A. [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	60.00%
Ordinary Shares [member] | Cuba [Member] | Unilever N.V. [member] | Unilever Suchel, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Cuba
Name of Undertaking	Unilever Suchel, S.A.
% holding as between NV/PLC	60.00%
Nominal Value | $ / shares					1,000.00
Registered address	Zona Especial de Desarrollo Mariel, Provincia Artemisa
Ordinary Shares [member] | Cuba [Member] | Unilever PLC [member] | Unilever Suchel, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Cuba
Name of Undertaking	Unilever Suchel, S.A.
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares					1,000.00
Registered address	Zona Especial de Desarrollo Mariel, Provincia Artemisa
Ordinary Shares [member] | Cyprus [Member] | Unilever Tseriotis Cyprus Limited [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	84.00%
Ordinary Shares [member] | Cyprus [Member] | Unilever N.V. [member] | Unilever Tseriotis Cyprus Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Cyprus
Name of Undertaking	Unilever Tseriotis Cyprus Limited
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 1.00
Registered address	Head Offices, 195C Old Road Nicosia Limassol, CY-2540 Idalion Industrial Zone - Nicosia
Ordinary Shares [member] | Cyprus [Member] | Unilever PLC [member] | Unilever Tseriotis Cyprus Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Cyprus
Name of Undertaking	Unilever Tseriotis Cyprus Limited
% holding as between NV/PLC	84.00%
Nominal Value | € / shares	€ 1.00
Registered address	Head Offices, 195C Old Road Nicosia Limassol, CY-2540 Idalion Industrial Zone - Nicosia
Ordinary Shares [member] | Czech Republic [Member] | Unilever N.V. [member] | Unilever BCS CR, spol. s r.o. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Czech Republic
Name of Undertaking	Unilever BCS CR, spol. s r.o.
% holding as between NV/PLC	55.40%
Nominal Value | CZK / shares												CZK 100,000.00
Registered address	Rohanske nabrezi 670/17, Karlin, Praha 8, 186 00
Ordinary Shares [member] | Czech Republic [Member] | Unilever N.V. [member] | Unilever CR, spol. s r.o. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Czech Republic
Name of Undertaking	Unilever CR, spol. s r.o.
% holding as between NV/PLC	0.00%
Nominal Value | CZK / shares												210,000.00
Registered address	Rohanske nabrezi 670/17, Karlin, Praha 8, 186 00
Ordinary Shares [member] | Czech Republic [Member] | Unilever PLC [member] | Unilever BCS CR, spol. s r.o. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Czech Republic
Name of Undertaking	Unilever BCS CR, spol. s r.o.
% holding as between NV/PLC	44.60%
Nominal Value | CZK / shares												100,000.00
Registered address	Rohanske nabrezi 670/17, Karlin, Praha 8, 186 00
Ordinary Shares [member] | Czech Republic [Member] | Unilever PLC [member] | Unilever CR, spol. s r.o. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Czech Republic
Name of Undertaking	Unilever CR, spol. s r.o.
% holding as between NV/PLC	100.00%
Nominal Value | CZK / shares												CZK 210,000.00
Registered address	Rohanske nabrezi 670/17, Karlin, Praha 8, 186 00
Ordinary Shares [member] | Denmark [Member] | Unilever N.V. [member] | Unilever BCS Danmark A/S [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Denmark
Name of Undertaking	Unilever BCS Danmark A/S
% holding as between NV/PLC	55.40%
Nominal Value | DKK / shares																	DKK 1,000.00
Registered address	Ørestads Boulevard 73, 2300 København S
Ordinary Shares [member] | Denmark [Member] | Unilever N.V. [member] | Unilever Danmark A/S [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Denmark
Name of Undertaking	Unilever Danmark A/S
% holding as between NV/PLC	100.00%
Nominal Value | DKK / shares																	1,000.00
Registered address	Ørestads Boulevard 73, 2300 København S
Ordinary Shares [member] | Denmark [Member] | Unilever N.V. [member] | Unilever Produktion ApS [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Denmark
Name of Undertaking	Unilever Produktion ApS
% holding as between NV/PLC	100.00%
Nominal Value | DKK / shares																	100.00
Registered address	Petersmindevej 30, 5000 Odense C
Ordinary Shares [member] | Denmark [Member] | Unilever PLC [member] | Unilever BCS Danmark A/S [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Denmark
Name of Undertaking	Unilever BCS Danmark A/S
% holding as between NV/PLC	44.60%
Nominal Value | DKK / shares																	1,000.00
Registered address	Ørestads Boulevard 73, 2300 København S
Ordinary Shares [member] | Denmark [Member] | Unilever PLC [member] | Unilever Danmark A/S [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Denmark
Name of Undertaking	Unilever Danmark A/S
% holding as between NV/PLC	0.00%
Nominal Value | DKK / shares																	1,000.00
Registered address	Ørestads Boulevard 73, 2300 København S
Ordinary Shares [member] | Denmark [Member] | Unilever PLC [member] | Unilever Produktion ApS [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Denmark
Name of Undertaking	Unilever Produktion ApS
% holding as between NV/PLC	0.00%
Nominal Value | DKK / shares																	DKK 100.00
Registered address	Petersmindevej 30, 5000 Odense C
Ordinary Shares [member] | Djibouti [Member] | Unilever N.V. [member] | Unilever Djibouti FZCO Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Djibouti
Name of Undertaking	Unilever Djibouti FZCO Limited
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares					20.00
Registered address	Haramous, BP 169
Ordinary Shares [member] | Djibouti [Member] | Unilever PLC [member] | Unilever Djibouti FZCO Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Djibouti
Name of Undertaking	Unilever Djibouti FZCO Limited
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares					$ 20.00
Registered address	Haramous, BP 169
Ordinary Shares [member] | Dominican Republic [Member] | Unilever N.V. [member] | Unilever Caribe, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Dominican Republic
Name of Undertaking	Unilever Caribe, S.A.
% holding as between NV/PLC	100.00%
Nominal Value | DOP / shares																		DOP 1,000.00
Registered address	Ave. Winston Churchill, Torre Acropolis Piso 17, Santo Domingo
Ordinary Shares [member] | Dominican Republic [Member] | Unilever PLC [member] | Unilever Caribe, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Dominican Republic
Name of Undertaking	Unilever Caribe, S.A.
% holding as between NV/PLC	0.00%
Nominal Value | DOP / shares																		DOP 1,000.00
Registered address	Ave. Winston Churchill, Torre Acropolis Piso 17, Santo Domingo
Ordinary A Shares [Member] | Australia [Member] | Unilever N.V. [member] | TIGI Australia Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	TIGI Australia Pty Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary A Shares [Member] | Australia [Member] | Unilever PLC [member] | TIGI Australia Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	TIGI Australia Pty Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary A Shares [Member] | Brazil [Member] | Unilever N.V. [member] | Unilever Brasil Gelados do Nordeste S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Unilever Brasil Gelados do Nordeste S.A.
% holding as between NV/PLC	64.55%
Nominal Value									0.00
Registered address	Rod. BR 232, s/n, km. 13 – Jaboatao dos Guararapes/PE
Ordinary A Shares [Member] | Brazil [Member] | Unilever PLC [member] | Unilever Brasil Gelados do Nordeste S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Unilever Brasil Gelados do Nordeste S.A.
% holding as between NV/PLC	35.45%
Nominal Value									0.00
Registered address	Rod. BR 232, s/n, km. 13 – Jaboatao dos Guararapes/PE
Ordinary-B [Member] | Australia [Member] | Unilever N.V. [member] | TIGI Australia Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	TIGI Australia Pty Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares							1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary-B [Member] | Australia [Member] | Unilever PLC [member] | TIGI Australia Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	TIGI Australia Pty Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares							AUD 1.00
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Ordinary-B [Member] | Brazil [Member] | Unilever N.V. [member] | Unilever Brasil Gelados do Nordeste S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Unilever Brasil Gelados do Nordeste S.A.
% holding as between NV/PLC	64.55%
Nominal Value									0.00
Registered address	Rod. BR 232, s/n, km. 13 – Jaboatao dos Guararapes/PE
Ordinary-B [Member] | Brazil [Member] | Unilever PLC [member] | Unilever Brasil Gelados do Nordeste S.A [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Unilever Brasil Gelados do Nordeste S.A.
% holding as between NV/PLC	35.45%
Nominal Value									0.00
Registered address	Rod. BR 232, s/n, km. 13 – Jaboatao dos Guararapes/PE
Partnership [Member] | Australia [Member] | Unilever N.V. [member] | Unilever Australia Group Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Unilever Australia Group Partnership
% holding as between NV/PLC	0.00%
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Partnership [Member] | Australia [Member] | Unilever PLC [member] | Unilever Australia Group Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Australia
Name of Undertaking	Unilever Australia Group Partnership
% holding as between NV/PLC	100.00%
Registered address	Level 17, 2-26 Park Street, Sydney, NSW 2000
Quota Shares [Member] | Brazil [Member] | UP! Alimentos Limitada [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	50.00%
Quota Shares [Member] | Brazil [Member] | Veritas do Brazil Limitada [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.00%
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | Alberto-Culver do Brasil Cosmeticos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Alberto-Culver do Brasil Cosmeticos Limitada
% holding as between NV/PLC	55.40%
Nominal Value									1.00
Registered address	Rua Caio Prado, 267 - Room 13, So Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | Euphoria Ice Cream Comercio de Alimentos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Euphoria Ice Cream Comercio de Alimentos Limitada
% holding as between NV/PLC	64.55%
Nominal Value									1.00
Registered address	Sao Paulo, Estado de Sao Paulo, na Rua Pedroso Alvarenga, 1046, sala 147, Itaim Bibi, CEP 04531-004
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | RGG Comercio E Representacoes De Produtos De Higiene Pessoal Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	RGG - Comercio E Representacoes De Produtos De Higiene Pessoal Limitada
% holding as between NV/PLC	64.55%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309 -13º floor - Room 19 - Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | Sorvete Escola Comercio de Alimentos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Sorvete Escola Comercio de Alimentos Limitada
% holding as between NV/PLC	64.55%
Nominal Value									1.00
Registered address	Rua Pedroso Alvarenga, 1046, Suit 146, Itaim Bibi, Sao Paulo
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | E-UB Comercio Ltda [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	E-UB Comercio Ltda
% holding as between NV/PLC	64.55%
Nominal Value									1.00
Registered address	Av. Dr. Cardoso de Melo, nº 1855, Room A, Suite 152, 15th floor, Vila Olimpia, Sao Paulo/SP CEP 04548-005.
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | U B A 2 Comercio e Representacao de Alimentos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	UBA 2 - Comercio e Representacao de Alimentos Limitada
% holding as between NV/PLC	64.55%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309 -13º floor - Room 21 - Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | UBI 2 - Comercio de Alimentos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	UBI 2 – Comercio de Alimentos Limitada
% holding as between NV/PLC	64.55%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309 –13º floor – Room 24 – Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | U B I 4 Comercio de Alimentos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	UBI 4 - Comercio de Alimentos Limitada
% holding as between NV/PLC	64.55%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309 –13º floor – Room 28 – Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | Unilever Brasil Gelados Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Unilever Brasil Gelados Limitada
% holding as between NV/PLC	64.55%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309 – 9th floor, Zip Code 04543-011, Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | Unilever Brasil Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	UNILEVER BRASIL LIMITADA
% holding as between NV/PLC	64.55%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309, 1st E 2nd Floors from 4th Floor to 8th Floor and from 10th Floor to 14th Floor, Vila Nova Conceicao, Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | Unilever Brasil Industrial Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Unilever Brasil Industrial Limitada
% holding as between NV/PLC	64.55%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309 – 3rd Floor, Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | UP! Alimentos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	UP! Alimentos Limitada
% holding as between NV/PLC	32.28%
Nominal Value									1.00
Registered address	Av. Escola Politecnica, 760, 2º Floor – Room 6 – Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | Veritas do Brazil Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Veritas do Brazil Limitada
% holding as between NV/PLC	63.90%
Nominal Value									1.00
Registered address	Av. Marechal Floriano, 19 – Room 1001 Part – Rio de Janeiro/RJ
Quota Shares [Member] | Brazil [Member] | Unilever N.V. [member] | Mae Terra Produtos Naturais Ltda. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Mae Terra Produtos Naturais Ltda.
% holding as between NV/PLC	64.55%
Nominal Value									1.00
Registered address	Rua Sabia, 45, Jardim Marieta, Osasco/SP
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | Alberto-Culver do Brasil Cosmeticos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Alberto-Culver do Brasil Cosmeticos Limitada
% holding as between NV/PLC	44.60%
Nominal Value									1.00
Registered address	Rua Caio Prado, 267 - Room 13, So Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | Euphoria Ice Cream Comercio de Alimentos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Euphoria Ice Cream Comercio de Alimentos Limitada
% holding as between NV/PLC	35.45%
Nominal Value									1.00
Registered address	Sao Paulo, Estado de Sao Paulo, na Rua Pedroso Alvarenga, 1046, sala 147, Itaim Bibi, CEP 04531-004
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | RGG Comercio E Representacoes De Produtos De Higiene Pessoal Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	RGG - Comercio E Representacoes De Produtos De Higiene Pessoal Limitada
% holding as between NV/PLC	35.45%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309 –13º floor – Room 19 – Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | Sorvete Escola Comercio de Alimentos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Sorvete Escola Comercio de Alimentos Limitada
% holding as between NV/PLC	35.45%
Nominal Value									1.00
Registered address	Rua Pedroso Alvarenga, 1046, Suit 146, Itaim Bibi, Sao Paulo
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | E-UB Comercio Ltda [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	E-UB Comercio Ltda
% holding as between NV/PLC	35.45%
Nominal Value									1.00
Registered address	Av. Dr. Cardoso de Melo, nº 1855, Room A, Suite 152, 15th floor, Vila Olimpia, Sao Paulo/SP CEP 04548-005.
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | U B A 2 Comercio e Representacao de Alimentos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	UBA 2 – Comercio e Representacao de Alimentos Limitada
% holding as between NV/PLC	35.45%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309 –13º floor – Room 21 – Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | UBI 2 - Comercio de Alimentos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	UBI 2 – Comercio de Alimentos Limitada
% holding as between NV/PLC	35.45%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309 –13º floor – Room 24 – Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | U B I 4 Comercio de Alimentos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	UBI 4 – Comercio de Alimentos Limitada
% holding as between NV/PLC	35.45%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309 –13º floor – Room 28 – Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | Unilever Brasil Gelados Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Unilever Brasil Gelados Limitada
% holding as between NV/PLC	35.45%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309 - 9th floor, Zip Code 04543-011, Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | Unilever Brasil Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	UNILEVER BRASIL LIMITADA
% holding as between NV/PLC	35.45%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309, 1st E 2nd Floors from 4th Floor to 8th Floor and from 10th Floor to 14th Floor, Vila Nova Conceicao, Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | Unilever Brasil Industrial Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Unilever Brasil Industrial Limitada
% holding as between NV/PLC	35.45%
Nominal Value									1.00
Registered address	Av. Presidente Juscelino Kubitschek, 1.309 – 3rd Floor, Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | UP! Alimentos Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	UP! Alimentos Limitada
% holding as between NV/PLC	17.72%
Nominal Value									1.00
Registered address	Av. Escola Politecnica, 760, 2º Floor – Room 6 – Sao Paulo/SP
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | Veritas do Brazil Limitada [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Veritas do Brazil Limitada
% holding as between NV/PLC	35.10%
Nominal Value									1.00
Registered address	Av. Marechal Floriano, 19 – Room 1001 Part – Rio de Janeiro/RJ
Quota Shares [Member] | Brazil [Member] | Unilever PLC [member] | Mae Terra Produtos Naturais Ltda. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Mae Terra Produtos Naturais Ltda.
% holding as between NV/PLC	35.45%
Nominal Value									BRL 1.00
Registered address	Rua Sabia, 45, Jardim Marieta, Osasco/SP
Class A [Member] | Canada [Member] | Unilever N.V. [member] | Dermalogica Canada Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Dermalogica Canada Limited
% holding as between NV/PLC	0.00%
Nominal Value | CAD / shares																					CAD 0.00
Registered address	3081, 3rd Avenue, Whitehorse, Yukon Territory, Y1A 4Z7
Class A [Member] | Canada [Member] | Unilever N.V. [member] | Unilever Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Unilever Canada Inc.
% holding as between NV/PLC	64.54%
Nominal Value | CAD / shares																					0.00
Registered address	160 Bloor Street East, Suite 1400, Toronto ON M4W 3R2
Class A [Member] | Canada [Member] | Unilever PLC [member] | Dermalogica Canada Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Dermalogica Canada Limited
% holding as between NV/PLC	100.00%
Nominal Value | CAD / shares																					0.00
Registered address	3081, 3rd Avenue, Whitehorse, Yukon Territory, Y1A 4Z7
Class A [Member] | Canada [Member] | Unilever PLC [member] | Unilever Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Unilever Canada Inc.
% holding as between NV/PLC	35.46%
Nominal Value | CAD / shares																					0.00
Registered address	160 Bloor Street East, Suite 1400, Toronto ON M4W 3R2
Common Shares [Member] | Canada [Member] | Unilever N.V. [member] | Dollar Shave Club Canada, Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Dollar Shave Club Canada, Inc
% holding as between NV/PLC	55.40%
Nominal Value | CAD / shares																					0.01
Registered address	P.O. Box 49130, 2900 - 595 Burrard Street, Vancouver BC V7X 1J5
Common Shares [Member] | Canada [Member] | Unilever N.V. [member] | Rexdale Property Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Rexdale Property Inc.
% holding as between NV/PLC	55.40%
Nominal Value | CAD / shares																					0.00
Registered address	195 Belfield Road, Rexdale, Toronto, Ontario M9W 1G9
Common Shares [Member] | Canada [Member] | Unilever N.V. [member] | Seventh Generation Family & Home ULC [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Seventh Generation Family & Home ULC
% holding as between NV/PLC	55.40%
Nominal Value | CAD / shares																					0.00
Registered address	800-885 West Georgia Street, Vancouver BC V6C 3H1
Common Shares [Member] | Canada [Member] | Unilever N.V. [member] | Unilever BCS Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Unilever BCS Canada Inc.
% holding as between NV/PLC	55.40%
Nominal Value | CAD / shares																					0.00
Registered address	195 Belfield Road, Rexdale, Toronto, Ontario M9W 1G9
Common Shares [Member] | Canada [Member] | Unilever N.V. [member] | 4012208 Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	4012208 Canada Inc.
% holding as between NV/PLC	64.54%
Nominal Value | CAD / shares																					0.00
Registered address	1000 rue de la Gauchetière Ouest, Bureau 2500, Montreal H3B 0A2
Common Shares [Member] | Canada [Member] | Unilever N.V. [member] | Hourglass cosmetics canada limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Hourglass Cosmetics Canada Limited
% holding as between NV/PLC	55.40%
Nominal Value | CAD / shares																					0
Registered address	Lawson Lundell LLP, 925 W Georgia St, Vancouver, BC V6C 3L2
Common Shares [Member] | Canada [Member] | Unilever PLC [member] | Dollar Shave Club Canada, Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Dollar Shave Club Canada, Inc
% holding as between NV/PLC	44.60%
Nominal Value | CAD / shares																					0.01
Registered address	P.O. Box 49130, 2900 - 595 Burrard Street, Vancouver BC V7X 1J5
Common Shares [Member] | Canada [Member] | Unilever PLC [member] | Rexdale Property Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Rexdale Property Inc.
% holding as between NV/PLC	44.60%
Nominal Value | CAD / shares																					0.00
Registered address	195 Belfield Road, Rexdale, Toronto, Ontario M9W 1G9
Common Shares [Member] | Canada [Member] | Unilever PLC [member] | Seventh Generation Family & Home ULC [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Seventh Generation Family & Home ULC
% holding as between NV/PLC	44.60%
Nominal Value | CAD / shares																					0.00
Registered address	800-885 West Georgia Street, Vancouver BC V6C 3H1
Common Shares [Member] | Canada [Member] | Unilever PLC [member] | Unilever BCS Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Unilever BCS Canada Inc.
% holding as between NV/PLC	44.60%
Nominal Value | CAD / shares																					0.00
Registered address	195 Belfield Road, Rexdale, Toronto, Ontario M9W 1G9
Common Shares [Member] | Canada [Member] | Unilever PLC [member] | 4012208 Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	4012208 Canada Inc.
% holding as between NV/PLC	35.46%
Nominal Value | CAD / shares																					0.00
Registered address	1000 rue de la Gauchetière Ouest, Bureau 2500, Montreal H3B 0A2
Common Shares [Member] | Canada [Member] | Unilever PLC [member] | Hourglass cosmetics canada limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Hourglass Cosmetics Canada Limited
% holding as between NV/PLC	44.60%
Nominal Value | CAD / shares																					0
Registered address	Lawson Lundell LLP, 925 W Georgia St, Vancouver, BC V6C 3L2
Class B [Member] | Canada [Member] | Unilever N.V. [member] | Unilever Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Unilever Canada Inc.
% holding as between NV/PLC	64.54%
Nominal Value | CAD / shares																					0.00
Registered address	160 Bloor Street East, Suite 1400, Toronto ON M4W 3R2
Class B [Member] | Canada [Member] | Unilever PLC [member] | Unilever Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Unilever Canada Inc.
% holding as between NV/PLC	35.46%
Nominal Value | CAD / shares																					0.00
Registered address	160 Bloor Street East, Suite 1400, Toronto ON M4W 3R2
Class C [Member] | Canada [Member] | Unilever N.V. [member] | Unilever Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Unilever Canada Inc.
% holding as between NV/PLC	0.00%
Nominal Value | CAD / shares																					0.00
Registered address	160 Bloor Street East, Suite 1400, Toronto ON M4W 3R2
Class C [Member] | Canada [Member] | Unilever PLC [member] | Unilever Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Unilever Canada Inc.
% holding as between NV/PLC	100.00%
Nominal Value | CAD / shares																					0.00
Registered address	160 Bloor Street East, Suite 1400, Toronto ON M4W 3R2
Class II Common Shares [Member] | Canada [Member] | Unilever N.V. [member] | Unilever Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Unilever Canada Inc.
% holding as between NV/PLC	65.54%
Nominal Value | CAD / shares																					0.00
Registered address	160 Bloor Street East, Suite 1400, Toronto ON M4W 3R2
Class II Common Shares [Member] | Canada [Member] | Unilever PLC [member] | Unilever Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Unilever Canada Inc.
% holding as between NV/PLC	35.46%
Nominal Value | CAD / shares																					0.00
Registered address	160 Bloor Street East, Suite 1400, Toronto ON M4W 3R2
Class III Common Shares [Member] | Canada [Member] | Unilever N.V. [member] | Unilever Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Unilever Canada Inc.
% holding as between NV/PLC	64.54%
Nominal Value | CAD / shares																					0.00
Registered address	160 Bloor Street East, Suite 1400, Toronto ON M4W 3R2
Class III Common Shares [Member] | Canada [Member] | Unilever PLC [member] | Unilever Canada Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Canada
Name of Undertaking	Unilever Canada Inc.
% holding as between NV/PLC	35.46%
Nominal Value | CAD / shares																					CAD 0.00
Registered address	160 Bloor Street East, Suite 1400, Toronto ON M4W 3R2